Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 20, 2025
Related Party Transactions [Line Items]
Secured notes				$ 112,500,000
Annual Service Fee Expense	$ 3,000,000		$ 3,000
Related Party Transaction, Amounts of Transaction	$ 750,000	$ 750,000